Property, Plant, and Equipment - Schedule of Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,147	$ 4,314	$ 4,188
Less accumulated depreciation	(3,523)	(2,900)	(2,288)
Total property, plant and equipment	1,624	1,414	1,900
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	66	30	30
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,854	1,710	1,701
Patterns and Tooling [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,410	880	814
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	424	424	424
IT equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,271	1,149	1,117
Field Service Spare Parts [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 122	$ 121	$ 102